Segment Reporting and Business Concentrations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
Revenues disaggregated by geographic region were as follows (in thousands):

	United States	Canada	Total
Revenue from external customers
Three months ended March 31, 2019	$258,436	$17,813	$276,249
Three months ended March 31, 2018	228,542	18,055	246,597

Revenues by geographic region were as follows (in thousands):

	United States	Canada	Total
Revenue from external customers
Year ended December 31, 2018	$977,877	$72,564	$1,050,441
Year ended December 31, 2017	$816,026	$65,957	$881,983
Year ended December 31, 2016	$700,471	$57,436	$757,907